Accounting information and policies - New accounting standards and interpretations (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Post-employment benefit expense, defined benefit plans	£ 38	£ 64	£ 95
Ireland
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Post-employment benefit expense, defined benefit plans	(34)	£ 13	£ (1)
Amendments to IAS 19 | Ireland
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Post-employment benefit expense, defined benefit plans	£ 1